LEASES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) lease	Dec. 31, 2023 EUR (€) lease	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
LEASES
Purchase price	€ 11,400,000	€ 11,400,000
Lease term	10 years
Number of times that lease term can be extended by 5 years each time | lease	3	3
Lease payment	€ 100,000	€ 100,000
Increase in right-of-use asset	7,092,000	7,092,000
Lease liability	8,895,000	€ 8,895,000
Gain on sale	€ 507,000
Weighted average IBR (Percentage)	6.03%	6.03%	5.49%
Variable lease payments		€ 0
Lease income per month		10,000
Minimum lease payments to be received	€ 115,000	115,000	€ 115,000	€ 115,000
Sublease income per month		€ 3,000